Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2020	2019
	(in € millions)
Trade payables	434	377
Value added tax and sales taxes payable	181	148
Other current liabilities	23	24
	638	549
Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.